EQUITY - Schedule Of Equity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Total Equity	$ 141,891	$ 134,741
Common Share Capital | Common shares
Disclosure of classes of share capital [line items]
Total Equity	10,901	10,538
Contributed Surplus | Common shares
Disclosure of classes of share capital [line items]
Total Equity	148	320
Retained Earnings | Common shares
Disclosure of classes of share capital [line items]
Total Equity	18,006	17,705
Ownership Changes1 | Common shares
Disclosure of classes of share capital [line items]
Total Equity	2,959	6,243
Accumulated other comprehensive income | Common shares
Disclosure of classes of share capital [line items]
Total Equity	7,594	7,404
Common equity | Common shares
Disclosure of classes of share capital [line items]
Total Equity	$ 39,608	$ 42,210